Services [Member] Average Annual Total Returns - Service	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Pennsylvania Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	1.12%	[1]
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	0.48%	1.81%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.67%	0.48%	1.81%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.92%	1.02%	2.15%

[1]	The Pennsylvania Customized Reference Benchmark commenced in September 2016 and therefore the Pennsylvania Customized Reference Benchmark does not have a return for the 10-year period.